UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2004

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	1191 Second Avenue, Suite 2100
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	March 31, 2004

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	8
Form 13F Information Table Entry Total:	88
Form 13F Information Table Value Total:	$240,486

List of Other Included Managers: Oak Value;
Westfield; Navellier; Sands Capital Management;
Wilson Bennett; Bear Stearns; Marshall & Sullivan;
ICM Asset Management

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecom                    COM              000886101     7585 2615510.000SH     SOLE              2615510.000
AFC Enterprises                COM              00104q107      662 28800.000SH       SOLE                28800.000
Adolph Coors                   COM              217016104    12991 187050.000SH      SOLE               187050.000
Agco                           COM              001084102    13258 640155.000SH      SOLE               640155.000
                                                                16  750.000 SH       DEFINED 18                              750.000
Alliant Techsystems            COM              018804104    10635 195505.000SH      SOLE               195505.000
Ambac Financial Group          COM              023139108      109 1474.000 SH       SOLE                 1474.000
                                                               258 3500.000 SH       DEFINED 02                             3500.000
American International Group   COM              026874107    12390 173650.000SH      SOLE               173650.000
                                                               107 1500.000 SH       DEFINED 15 03                          1500.000
Aon                            COM              037389103    12884 461630.000SH      SOLE               461630.000
Automatic Data Processing      COM              053015103    11424 271992.000SH      SOLE               271992.000
Berkshire Hathaway B           COM              084670207       68   22.000 SH       SOLE                   22.000
                                                               495  159.000 SH       DEFINED 02                              159.000
Cardinal Health                COM              14149Y108    12375 179610.000SH      SOLE               179610.000
                                                                37  530.000 SH       DEFINED 17                              530.000
Cendant                        COM              151313103      325 13325.000SH       DEFINED 02                            13325.000
CenterPoint Energy             COM              15189T107    13472 1178680.000SH     SOLE              1178680.000
Chevron Texaco                 COM              166764100      185 2108.000 SH       SOLE                 2108.000
                                                               142 1618.000 SH       DEFINED 13 15 03                       1618.000
Cisco Systems                  COM              17275r102      635 26945.000SH       SOLE                26945.000
                                                               203 8630.000 SH       DEFINED 10 12                          8630.000
Citigroup                      COM              172967101      228 4419.345 SH       SOLE                 4419.345
                                                               217 4206.000 SH       DEFINED 13 15 03                       4206.000
Community Valley Bancorp       COM              20415p101     1381 41222.000SH       SOLE                41222.000
Constellation Brands           COM              21036p108    11840 368840.000SH      SOLE               368840.000
                                                               298 9275.000 SH       DEFINED 02                             9275.000
Cooper Cameron                 COM              216640102    11166 253495.000SH      SOLE               253495.000
Dell Inc                       COM              24702r101      101 3010.000 SH       SOLE                 3010.000
                                                               170 5060.000 SH       DEFINED 10 12                          5060.000
E.W. Scripps                   COM              811054204      296 2925.000 SH       DEFINED 02 03                          2925.000
EBay                           COM              278642103      264 3805.000 SH       DEFINED 10 12                          3805.000
Eli Lilly                      COM              532457108      467 6980.000 SH       SOLE                 6980.000
Exxon Mobil                    COM              30231g102       41  974.000 SH       SOLE                  974.000
                                                               187 4494.000 SH       DEFINED 13 15 03                       4494.000
FTI Consulting                 COM              302941109      577 34630.000SH       SOLE                34630.000
                                                                24 1430.000 SH       DEFINED 17                             1430.000
First Data                     COM              319963104    12202 289421.000SH      SOLE               289421.000
                                                                78 1860.000 SH       DEFINED 12 15                          1860.000
Gencorp                        COM              368682100      629 58120.000SH       SOLE                58120.000
Hewlett Packard                COM              428236103        8  348.000 SH       SOLE                  348.000
                                                               223 9775.000 SH       DEFINED 10 02 15                       9775.000
IBM                            COM              459200101       22  244.000 SH       SOLE                  244.000
                                                               227 2471.000 SH       DEFINED 10 17 13 03                    2471.000
Input/Output                   COM              457652105      466 60130.000SH       SOLE                60130.000
Intel                          COM              458140100      275 10120.000SH       SOLE                10120.000
                                                                44 1600.000 SH       DEFINED 03                             1600.000
Interoil                       COM              460951106      405 15000.000SH       SOLE                15000.000
Johnson & Johnson              COM              478160104    10744 211832.099SH      SOLE               211832.099
                                                                99 1950.000 SH       DEFINED 12 15                          1950.000
Lone Star Tech                 COM              542312103      367 20780.000SH       SOLE                20780.000
Merck                          COM              589331107      129 2910.000 SH       SOLE                 2910.000
                                                               176 3974.000 SH       DEFINED 02 13 15                       3974.000
Microsoft                      COM              594918104     2329 93406.000SH       SOLE                93406.000
                                                                23  940.000 SH       DEFINED 12                              940.000
Nevada Star Resources          COM              64145l105        3 10000.000SH       SOLE                10000.000
Novoste                        COM              67010c100      325 95900.000SH       SOLE                95900.000
Pfizer                         COM              717081103    11624 331645.000SH      SOLE               331645.000
                                                               102 2900.000 SH       DEFINED 15 03                          2900.000
Pitney Bowes                   COM              724479100    11891 279073.000SH      SOLE               279073.000
                                                                21  500.000 SH       DEFINED 15                              500.000
QualComm                       COM              747525103      238 3595.000 SH       DEFINED 10 12                          3595.000
Revlon                         COM              761525500      351 126590.000SH      SOLE               126590.000
Sensient Technologies          COM              81725t100      508 27200.000SH       SOLE                27200.000
Steiner Leisure Ltd            COM                             573 35360.000SH       SOLE                35360.000
Sunncomm Technologies          COM              86744r100        1 15000.000SH       SOLE                15000.000
Time Warner                    COM              887317105       20 1200.000 SH       SOLE                 1200.000
                                                               252 14925.000SH       DEFINED 02 15                         14925.000
XL Capital                     COM              g98255105      202 2650.000 SH       DEFINED 02                             2650.000
Zale Corp                      COM              988858106      254 4125.000 SH       DEFINED 02                             4125.000
American Century Equity Income                  025076407      227 28962.750SH       SOLE                28962.750
American Century Equity Income                  025076100     1014 129273.108SH      SOLE               129273.108
American Growth Fund of Americ                  399874403     2846 112542.888SH      SOLE               112542.888
Columbia Acorn Select A                         197199888      248 13065.116SH       SOLE                13065.116
Columbia Acorn Select Z                         197199854     1067 55610.068SH       SOLE                55610.068
First Eagle Overseas                            32008F101     2497 128923.801SH      SOLE               128923.801
Franklin Utilities Fund                         353496409      134 13656.364SH       SOLE                13656.364
Harbor International                            411511306     1620 42407.436SH       SOLE                42407.436
Laudus Rosen US Small Cap Fd                    51855q820      272 19963.205SH       SOLE                19963.205
Longleaf Partners Internationa                  543069405    23107 1537411.067SH     SOLE              1537411.067
MFS Value Fund A                                552983801      326 15790.950SH       SOLE                15790.950
Munder Index 500 Fund A                         626129761      253 10775.530SH       SOLE                10775.530
Oakmark                                         413838103     2489 65369.576SH       SOLE                65369.576
Vanguard Value Index                            922908405     1279 66421.264SH       SOLE                66421.264
iShares MSCI Australia Index F                  464286103     8998 639535.000SH      SOLE               639535.000
iShares Russell 1000 Value Ind                  464287598     1102 18395.000SH       SOLE                18395.000
                                                               125 2091.000 SH       DEFINED 13                             2091.000
iShares Russell Midcap Value I                  464287473      557 5700.000 SH       SOLE                 5700.000